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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                     Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Multi-Asset Income Fund

 Schedule of Investments 4/30/2012

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.7%

 Energy - 0.6%

 Oil & Gas Equipment & Services - 0.6%

 100,000

 BB/NR

 Exterran Holdings, Inc., 4.25%, 6/15/14

 $

 98,750

 Total Energy

 $

 98,750

 Diversified Financials - 0.1%

 Asset Management & Custody Banks - 0.1%

 15,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $

 14,681

 Total Diversified Financials

 $

 14,681

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $103,304)

 $

 113,431

 Shares

 PREFERRED STOCKS - 0.7%

 Utilities - 0.7%

 Multi-Utilities - 0.7%

 2,854

 RWE AG

 $

 112,871

 Total Utilities

 $

 112,871

 TOTAL PREFERRED STOCKS

 (Cost $111,755)

 $

 112,871

 COMMON STOCKS - 38.0%

 Energy - 2.4%

 Integrated Oil & Gas - 2.4%

 20,131

 BP Plc

 $

 145,552

 5,172

 Total SA

 247,634

 $

 393,186

 Total Energy

 $

 393,186

 Materials - 1.7%

 Diversified Chemicals - 0.9%

 2,307

 Huntsman Corp.

 $

 32,667

 3,680

 The Dow Chemical Co.

 124,678

 $

 157,345

 Diversified Metals & Mining - 0.3%

 1,108

 Freeport-McMoRan Copper & Gold, Inc.

 $

 42,436

 Gold - 0.5%

 2,420

 AngloGold Ashanti, Ltd. (A.D.R.)

 $

 83,200

 Total Materials

 $

 282,981

 Capital Goods - 2.9%

 Aerospace & Defense - 0.2%

 406

 United Technologies Corp.

 $

 33,146

 Industrial Conglomerates - 1.6%

 371

 3M Co.

 $

 33,153

 275,500

 Alliance Global Group, Inc.

 80,419

 7,448

 General Electric Co.

 145,832

 $

 259,404

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 18,965

 Industrea, Ltd.

 $

 19,312

 Trading Companies & Distributors - 1.0%

 15,000

 ITOCHU Corp.

 $

 168,947

 Total Capital Goods

 $

 480,809

 Transportation - 1.1%

 Air Freight & Logistics - 1.1%

 5,122

 Oesterreichische Post AG

 $

 181,686

 Total Transportation

 $

 181,686

 Automobiles & Components - 0.4%

 Automobile Manufacturers - 0.4%

 1,071

 Daimler AG

 $

 59,222

 Total Automobiles & Components

 $

 59,222

 Media - 0.8%

 Publishing - 0.8%

 41,000

 Singapore Press Holdings, Ltd.

 $

 131,490

 Total Media

 $

 131,490

 Food & Staples Retailing - 0.5%

 Hypermarkets & Super Centers - 0.5%

 1,356

 Wal-Mart Stores, Inc.

 $

 79,882

 Total Food & Staples Retailing

 $

 79,882

 Food, Beverage & Tobacco - 3.5%

 Packaged Foods & Meats - 2.0%

 5,323

 Nestle SA

 $

 326,127

 Tobacco - 1.5%

 3,806

 Altria Group, Inc.

 $

 122,591

 1,438

 Philip Morris International, Inc.

 128,715

 $

 251,306

 Total Food, Beverage & Tobacco

 $

 577,433

 Pharmaceuticals, Biotechnology & Life Sciences - 8.5%

 Pharmaceuticals - 8.5%

 7,460

 GlaxoSmithKline Plc

 $

 172,593

 8,093

 Merck & Co, Inc.

 317,569

 6,324

 Novartis AG

 348,687

 14,742

 Pfizer, Inc.

 338,034

 442

 Roche Holding AG

 80,762

 1,051

 Sanofi

 80,242

 1,812

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 82,881

 $

 1,420,768

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,420,768

 Banks - 1.2%

 Diversified Banks - 1.2%

 374,000

 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT

 $

 41,835

 3,238

 National Australia Bank, Ltd.

 84,816

 402

 The Toronto-Dominion Bank

 33,993

 3,000

 United Overseas Bank, Ltd.

 46,540

 $

 207,184

 Total Banks

 $

 207,184

 Diversified Financials - 3.0%

 Other Diversified Financial Services - 1.0%

 3,766

 JPMorgan Chase & Co.

 $

 161,863

 Specialized Finance - 1.5%

 3,918

 Deutsche Boerse AG

 $

 245,989

 Asset Management & Custody Banks - 0.5%

 2,040

 Ares Capital Corp.

 $

 32,722

 30,799

 Man Group Plc

 51,789

 $

 84,511

 Total Diversified Financials

 $

 492,363

 Insurance - 0.8%

 Multi-line Insurance - 0.4%

 590

 Allianz SE

 $

 65,745

 Reinsurance - 0.4%

 426

 Muenchener Rueckversicherungs AG

 $

 61,849

 Total Insurance

 $

 127,594

 Real Estate - 0.2%

 Real Estate Development - 0.2%

 15,000

 Keppel Land, Ltd.

 $

 38,216

 Total Real Estate

 $

 38,216

 Software & Services - 1.8%

 Systems Software - 1.8%

 9,393

 Microsoft Corp.

 $

 300,764

 Total Software & Services

 $

 300,764

 Technology Hardware & Equipment - 0.2%

 Computer Hardware - 0.2%

 1,425

 Hewlett-Packard Co.

 $

 35,283

 Total Technology Hardware & Equipment

 $

 35,283

 Semiconductors & Semiconductor Equipment - 0.6%

 Semiconductors - 0.6%

 3,145

 Intel Corp.

 $

 89,318

 454

 Xilinx, Inc.

 16,517

 $

 105,835

 Total Semiconductors & Semiconductor Equipment

 $

 105,835

 Telecommunication Services - 5.9%

 Integrated Telecommunication Services - 4.6%

 8,354

 CenturyLink, Inc.

 $

 322,130

 1,934

 HKT Trust/ HKT Ltd *

 1,503

 89,000

 PCCW, Ltd.

 33,111

 37,438

 Singapore Telecommunications, Ltd.

 94,277

 256,436

 Telecom Italia S.p.A. *

 238,898

 1,913

 Verizon Communications, Inc.

 77,247

 $

 767,166

 Wireless Telecommunication Services - 1.3%

 77,874

 Vodafone Group Plc

 $

 216,071

 Total Telecommunication Services

 $

 983,237

 Utilities - 2.5%

 Electric Utilities - 0.2%

 8,842

 Terna Rete Elettrica Nazionale S.p.A.

 $

 32,873

 Multi-Utilities - 1.9%

 7,746

 Ameren Corp.

 $

 253,991

 5,464

 National Grid Plc

 59,008

 $

 312,999

 Water Utilities - 0.4%

 32,200

 Manila Water Co, Inc.

 $

 18,838

 3,426

 Suez Environnement Co.

 48,290

 $

 67,128

 Total Utilities

 $

 413,000

 TOTAL COMMON STOCKS

 (Cost $6,066,598)

 $

 6,310,933

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.6%

 Banks - 0.6%

 Thrifts & Mortgage Finance - 0.6%

 100,000

 NR/NR

 CarNow Auto Receivables Trust, 6.9%, 11/15/16 (144A)

 $

 99,999

 9,396

 0.58

 AAA/A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)

 8,209

 $

 108,208

 Total Banks

 $

 108,208

 TOTAL ASSET BACKED SECURITIES

 (Cost $107,821)

 $

 108,208

 COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%

 Banks - 1.8%

 Thrifts & Mortgage Finance - 1.8%

 29,176

 0.42

 A+/A1

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 6/15/22 (144A)

 $

 28,363

 41,090

 5.60

 AAA/NR

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 1/25/33

 41,627

 42,363

 5.25

 BB+/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 7/25/35

 41,102

 50,000

 6.15

 BB-/A3

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 2/15/51

 47,858

 50,000

 5.65

 NR/Baa3

 WF-RBS Commercial Mortgage Trust, Floating Rate Note, 2/15/44 (144A)

 45,179

 100,000

 5.34

 NR/A2

 WF-RBS Commercial Mortgage Trust, Floating Rate Note, 3/15/44 (144A)

 96,615

 $

 300,744

 Total Banks

 $

 300,744

 Diversified Financials - 1.7%

 Other Diversified Financial Services - 1.4%

 100,000

 5.63

 NR/A2

 DBUBS Mortgage Trust, Floating Rate Note, 7/10/44 (144A)

 $

 99,014

 50,000

 BB+/NR

 Morgan Stanley Capital I, 5.406%, 3/15/44

 47,660

 100,000

 6.08

 BB/NR

 Morgan Stanley Capital I, Floating Rate Note, 6/11/49

 96,654

 $

 243,328

 Specialized Finance - 0.3%

 50,000

 6.01

 BB+/NR

 CW Capital Cobalt, Ltd., Floating Rate Note, 5/15/46

 $

 45,267

 Total Diversified Financials

 $

 288,595

 Real Estate - 0.9%

 Mortgage REIT's - 0.9%

 100,000

 4.49

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 1/25/46 (144A)

 $

 99,059

 50,000

 4.31

 NR/Baa2

 FREMF Mortgage Trust, Floating Rate Note, 9/25/44 (144A)

 44,779

 $

 143,838

 Total Real Estate

 $

 143,838

 Government - 0.4%

 Government - 0.4%

 450,838

 NR/NR

 Fannie Mae REMICS, 3.5%, 1/25/29

 $

 36,131

 100,000

 6.41

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 6/20/38

 15,335

 199,570

 1.10

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 16,165

 $

 67,631

 Total Government

 $

 67,631

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $771,499)

 $

 800,808

 CORPORATE BONDS - 49.2%

 Energy - 8.6%

 Oil & Gas Equipment & Services - 1.2%

 100,000

 B+/B1

 American Petroleum Tankers Parent LLC, 10.25%, 5/1/15

 $

 105,250

 100,000

 B-/B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 97,000

 $

 202,250

 Oil & Gas Exploration & Production - 5.2%

 125,000

 B/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 $

 132,500

 50,000

 BB/Ba3

 Chesapeake Energy Corp., 6.775%, 3/15/19

 48,625

 125,000

 B/B2

 Comstock Resources, Inc., 8.375%, 10/15/17

 123,125

 100,000

 CCC+/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 96,750

 100,000

 B/B3

 Penn Virginia Corp., 7.25%, 4/15/19

 82,500

 100,000

 CCC+/Caa1

 PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)

 104,250

 100,000

 B-/B3

 Resolute Energy Corp., 8.5%, 5/1/20 (144A)

 100,500

 50,000

 B/B1

 Samson Investment Co., 9.75%, 2/15/20 (144A)

 52,188

 125,000

 B+/B3

 Swift Energy Co., 7.875%, 3/1/22 (144A)

 127,812

 $

 868,250

 Oil & Gas Storage & Transportation - 0.7%

 100,000

 NR/B2

 Everest Acquisition LLC, 9.375%, 5/1/20 (144A)

 $

 106,500

 Coal & Consumable Fuels - 1.5%

 50,000

 BB/Ba3

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 46,750

 125,000

 B+/B1

 Arch Coal, Inc., 7.0%, 6/15/19 (144A)

 111,875

 100,000

 B/B3

 Murray Energy Corp., 10.25%, 10/15/15 (144A)

 95,000

 $

 253,625

 Total Energy

 $

 1,430,625

 Materials - 7.7%

 Commodity Chemicals - 1.2%

 100,000

 CCC+/NR

 Hexion US Finance Corp., 9.0%, 11/15/20

 $

 95,250

 100,000

 BB/Ba2

 NOVA Chemicals Corp., 7.875%, 9/15/25

 101,000

 $

 196,250

 Diversified Chemicals - 1.1%

 100,000

 CCC+/Caa1

 Ineos Group Holdings, Ltd., 8.5%, 2/15/16 (144A)

 $

 97,750

 100,000

 CCC/Caa1

 Momentive Performance Materials, Inc., 9.0%, 1/15/21

 86,500

 $

 184,250

 Construction Materials - 0.6%

 100,000

 B-/Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 $

 97,500

 Diversified Metals & Mining - 1.5%

 100,000

 CCC+/Caa1

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 $

 67,000

 100,000

 CCC+/Caa1

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

 73,500

 100,000

 BB/Ba3

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

 102,750

 $

 243,250

 Steel - 2.2%

 100,000

 CCC/Caa2

 Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)

 $

 92,000

 100,000

 B/B3

 Atkore International, Inc., 9.875%, 1/1/18

 102,000

 70,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 72,975

 100,000

 B/B3

 JMC Steel Group, 8.25%, 3/15/18 (144A)

 103,500

 $

 370,475

 Forest Products - 0.5%

 100,000

 B-/B3

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $

 82,000

 Paper Products - 0.6%

 100,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 104,500

 Total Materials

 $

 1,278,225

 Capital Goods - 7.1%

 Aerospace & Defense - 0.5%

 100,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 $

 85,750

 Building Products - 1.3%

 100,000

 BBB-/Ba2

 Masco Corp., 7.125%, 3/15/20

 $

 108,167

 100,000

 BB-/B2

 USG Corp., 8.375%, 10/15/18 (144A)

 104,750

 $

 212,917

 Electrical Components & Equipment - 1.3%

 100,000

 B+/Ba2

 Belden, Inc., 7.0%, 3/15/17

 $

 102,750

 100,000

 B/B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 105,500

 $

 208,250

 Industrial Conglomerates - 1.1%

 75,000

 B/B2

 JB Poindexter & Co, Inc., 9.0%, 4/1/22 (144A)

 $

 76,312

 100,000

 CCC+/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 103,000

 $

 179,312

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 100,000

 B/B2

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 100,000

 Industrial Machinery - 2.0%

 100,000

 B/Caa1

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

 $

 94,250

 100,000

 B+/B1

 Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)

 102,250

 100,000

 CCC+/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

 100,250

 50,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 41,750

 $

 338,500

 Trading Companies & Distributors - 0.3%

 50,000

 B/B3

 UR Financing Escrow Corp., 7.625%, 4/15/22 (144A)

 $

 52,875

 Total Capital Goods

 $

 1,177,604

 Commercial Services & Supplies - 0.6%

 Diversified Support Services - 0.6%

 100,000

 B/B3

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 105,000

 Total Commercial Services & Supplies

 $

 105,000

 Transportation - 1.1%

 Air Freight & Logistics - 0.6%

 100,000

 B-/Caa1

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $

 98,500

 Airlines - 0.5%

 100,000

 B/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

 $

 89,500

 Total Transportation

 $

 188,000

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.6%

 100,000

 B+/B2

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 $

 98,500

 Total Automobiles & Components

 $

 98,500

 Consumer Durables & Apparel - 3.2%

 Homebuilding - 2.2%

 150,000

 CCC/Caa3

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 127,500

 100,000

 NR/Ba3

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 103,250

 50,000

 B/B2

 KB Home, 8.0%, 3/15/20

 48,812

 75,000

 B+/B1

 Meritage Homes Corp., 7.0%, 4/1/22 (144A)

 76,125

 $

 355,687

 Housewares & Specialties - 1.0%

 100,000

 B-/Caa1

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19 (144A)

 $

 100,500

 66,000

 CCC+/B3

 Yankee Candle Co, Inc., 9.75%, 2/15/17

 68,970

 $

 169,470

 Total Consumer Durables & Apparel

 $

 525,157

 Consumer Services - 1.5%

 Casinos & Gaming - 0.9%

 50,000

 B/B2

 Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)

 $

 46,062

 100,000

 BB/B2

 Seneca Gaming Corp., 8.25%, 12/1/18 (144A)

 102,250

 $

 148,312

 Education Services - 0.6%

 100,000

 B-/B2

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 97,250

 Total Consumer Services

 $

 245,562

 Media - 1.2%

 Broadcasting - 1.2%

 100,000

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A) (PIK)

 $

 103,250

 100,000

 B+/B2

 Univision Communications, Inc., 6.875%, 5/15/19 (144A)

 101,125

 $

 204,375

 Total Media

 $

 204,375

 Retailing - 0.6%

 Apparel Retail - 0.6%

 100,000

 B/B3

 Brown Shoe Co, Inc., 7.125%, 5/15/19

 $

 97,750

 Total Retailing

 $

 97,750

 Food, Beverage & Tobacco - 1.8%

 Packaged Foods & Meats - 1.2%

 100,000

 BB/B1

 JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)

 $

 97,840

 100,000

 B-/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

 101,500

 $

 199,340

 Tobacco - 0.6%

 100,000

 B/B2

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 101,000

 Total Food, Beverage & Tobacco

 $

 300,340

 Health Care Equipment & Services - 5.1%

 Health Care Equipment - 0.6%

 125,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 102,188

 Health Care Services - 1.6%

 100,000

 CCC+/B3

 ExamWorks Group, Inc., 9.0%, 7/15/19 (144A)

 $

 101,500

 100,000

 CCC/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 93,250

 60,000

 CCC+/B3

 Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A) (PIK)

 60,900

 $

 255,650

 Health Care Facilities - 2.3%

 100,000

 B+/B1

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 104,000

 100,000

 B/B3

 Capella Healthcare, Inc., 9.25%, 7/1/17

 101,250

 100,000

 B/B3

 CHS, 8.0%, 11/15/19 (144A)

 105,500

 75,000

 B-/B3

 Vanguard Health Holding Co II LLC, 7.75%, 2/1/19

 75,281

 $

 386,031

 Health Care Technology - 0.6%

 100,000

 B-/B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 104,500

 Total Health Care Equipment & Services

 $

 848,369

 Pharmaceuticals, Biotechnology & Life Sciences - 0.8%

 Biotechnology - 0.8%

 100,000

 B+/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 87,500

 40,000

 BB/B3

 Warner Chilcott Co LLC, 7.75%, 9/15/18

 43,700

 $

 131,200

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 131,200

 Banks - 0.6%

 Diversified Banks - 0.6%

 100,000

 BBB-/Ba1

 Societe Generale SA, 8.75%, 10/29/49 (Perpetual)

 $

 90,500

 Total Banks

 $

 90,500

 Diversified Financials - 0.6%

 Specialized Finance - 0.6%

 100,000

 BBB/Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 100,607

 Total Diversified Financials

 $

 100,607

 Insurance - 1.8%

 Insurance Brokers - 1.2%

 100,000

 CCC/Caa2

 Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)

 $

 104,375

 100,000

 CCC+/Caa2

 HUB International Holdings, Inc., 10.25%, 6/15/15 (144A)

 102,250

 $

 206,625

 Multi-line Insurance - 0.6%

 100,000

 BBB/Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 $

 96,049

 Total Insurance

 $

 302,674

 Real Estate - 1.1%

 Diversified REIT's - 0.5%

 100,000

 B+/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 91,250

 Real Estate Operating Companies - 0.6%

 100,000

 B-/B3

 Forest City Enterprises, Inc., 6.5%, 2/1/17

 $

 94,250

 Total Real Estate

 $

 185,500

 Software & Services - 0.5%

 Application Software - 0.5%

 100,000

 B/B3

 Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)

 $

 83,000

 Total Software & Services

 $

 83,000

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.3%

 70,000

 BB/B3

 MEMC Electronic Materials, Inc., 7.75%, 4/1/19

 $

 55,825

 Total Semiconductors & Semiconductor Equipment

 $

 55,825

 Telecommunication Services - 2.8%

 Integrated Telecommunication Services - 2.2%

 77,000

 CCC+/B3

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 $

 72,188

 160,000

 BB/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 168,000

 120,000

 B+/NR

 Windstream Corp., 7.5%, 6/1/22

 125,700

 $

 365,888

 Wireless Telecommunication Services - 0.6%

 100,000

 B/B2

 MetroPCS Wireless, Inc., 6.625%, 11/15/20

 $

 96,250

 Total Telecommunication Services

 $

 462,138

 Utilities - 1.6%

 Gas Utilities - 1.2%

 100,000

 NR/Ba2

 AmeriGas Finance LLC, 7.0%, 5/20/22

 $

 102,000

 100,000

 B+/B2

 Ferrellgas LP, 6.5%, 5/1/21

 91,250

 $

 193,250

 Independent Power Producers & Energy Traders - 0.4%

 75,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 1/15/18

 $

 75,938

 Total Utilities

 $

 269,188

 TOTAL CORPORATE BONDS

 (Cost $7,960,867)

 $

 8,180,139

 SENIOR FLOATING RATE LOAN INTERESTS - 2.0%

 Consumer Durables & Apparel - 0.3%

 Housewares & Specialties - 0.3%

 50,000

 0.00

 B+/B1

 Yankee Candle Co, Inc., Initial Term Loan, 3/2/19

 $

 50,438

 Total Consumer Durables & Apparel

 $

 50,438

 Consumer Services - 0.4%

 Specialized Consumer Services - 0.4%

 60,000

 0.00

 B/Ba3

 Ascent Capital Group, Inc., Term Loan, 3/6/18

 $

 60,562

 Total Consumer Services

 $

 60,562

 Media - 0.4%

 Broadcasting - 0.4%

 75,000

 0.00

 B+/B2

 Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17

 $

 70,148

 Total Media

 $

 70,148

 Diversified Financials - 0.3%

 Consumer Finance - 0.3%

 50,000

 0.00

 CCC+/B2

 Springleaf Finance Corp., Initial Loan, 5/28/17

 $

 47,462

 Total Diversified Financials

 $

 47,462

 Software & Services - 0.6%

 Application Software - 0.6%

 99,748

 0.00

 B+/B1

 Vertafore, Inc., Term Loan (First Lien), 7/31/16

 $

 100,215

 Total Software & Services

 $

 100,215

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $323,932)

 $

 328,825

 TEMPORARY CASH INVESTMENTS - 1.9%

 Repurchase Agreements - 1.9%

 310,000

 NR/Aaa

 JPMorgan, Inc., 0.20%, dated 4/30/12, repurchase price of $310,000 plus accrued interest on 5/1/12 collateralized by $316,200 Federal

 National Mortgage Association (ARM), 2.191-5.904%, 11/1/35-8/1/45

 $

 310,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $310,000)

 $

 310,000

 TOTAL INVESTMENT IN SECURITIES - 97.9%

 $

 16,265,215

 (Cost $15,755,776) (a)

 OTHER ASSETS & LIABILITIES - 2.1%

 $

 350,057

 TOTAL NET ASSETS - 100.0%

 $

 16,615,272

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2012, the value of these securities amounted to $4,167,813 or 25.1% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At April 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $15,755,776 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 624,279

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (114,840)

 Net unrealized gain

 $

 509,439

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible corporate bonds

$
-

$
113,431

$
-

$
113,431

 Preferred stocks

112,871

-

-

112,871

 Common stocks

6,310,933

-

-

6,310,933

 Asset backed securities

-

108,208

-

108,208

 Collateralized mortgage obligations

-

800,808

-

800,808

 Corporate bonds

-

8,180,139

-

8,180,139

 Senior floating rate loan interests

-

328,825

-

328,825

 Temporary cash investments

310,000

310,000

 Total

$
6,423,804

$
9,841,411

$
-

$
16,265,215

 Other Financial Instruments*

$
(18,350
)

$
(3,586
)

-

$
(21,936
)

 *Other financial instruments include futures and foreign exchange contracts

 Pioneer Classic Balanced Fund

 Schedule of Investments 4/30/2012

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 PREFERRED STOCKS - 0.2%

 Banks - 0.2%

 Diversified Banks - 0.2%

 13,300

 6.50

 BBB+/A3

 US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)

 $

 359,898

 6,000

 6.00

 BBB+/A3

 US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)

 154,920

 $

 514,818

 Total Banks

 $

 514,818

 Diversified Financials - 0.0%

 Other Diversified Financial Services - 0.0%

 3,000

 7.88

 BB/Baa3

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 79,890

 Total Diversified Financials

 $

 79,890

 TOTAL PREFERRED STOCKS

 (Cost $565,778)

 $

 594,708

 CONVERTIBLE PREFERRED STOCKS - 0.3%

 Banks - 0.3%

 Diversified Banks - 0.3%

 700

 BBB+/Ba1

 Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)

 $

 784,021

 Total Banks

 $

 784,021

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $730,069)

 $

 784,021

 Shares

 COMMON STOCKS - 63.2%

 Energy - 7.6%

 Oil & Gas Drilling - 1.0%

 54,393

 Ensco Plc (A.D.R.)

 $

 2,972,577

 Oil & Gas Equipment & Services - 0.4%

 31,952

 Halliburton Co.

 $

 1,093,397

 Integrated Oil & Gas - 1.8%

 41,506

 BP Plc (A.D.R.)

 $

 1,801,775

 28,710

 Exxon Mobil Corp.

 2,478,821

 10,157

 Occidental Petroleum Corp.

 926,522

 $

 5,207,118

 Oil & Gas Exploration & Production - 3.6%

 11,471

 Anadarko Petroleum Corp.

 $

 839,792

 20,116

 Apache Corp.

 1,929,929

 3,300

 Concho Resources, Inc. *

 353,694

 31,863

 ConocoPhillips

 2,282,347

 39,685

 EQT Corp.

 1,977,107

 46,300

 Marathon Oil Corp.

 1,358,442

 48,070

 Southwestern Energy Co. *

 1,518,051

 $

 10,259,362

 Oil & Gas Storage & Transportation - 0.8%

 44,548

 Spectra Energy Corp.

 $

 1,369,406

 20,454

 Targa Resources Corp.

 983,633

 $

 2,353,039

 Total Energy

 $

 21,885,493

 Materials - 2.9%

 Fertilizers & Agricultural Chemicals - 0.6%

 17,002

 Monsanto Co.

 $

 1,295,212

 9,896

 The Mosaic Co.

 522,707

 $

 1,817,919

 Industrial Gases - 0.9%

 28,493

 Air Products & Chemicals, Inc.

 $

 2,435,867

 Specialty Chemicals - 0.3%

 13,590

 Ecolab, Inc.

 $

 865,547

 Diversified Metals & Mining - 1.1%

 63,144

 Freeport-McMoRan Copper & Gold, Inc.

 $

 2,418,415

 15,401

 Rio Tinto Plc (A.D.R.)

 863,534

 $

 3,281,949

 Total Materials

 $

 8,401,282

 Capital Goods - 5.4%

 Aerospace & Defense - 1.6%

 55,307

 United Technologies Corp.

 $

 4,515,263

 Construction & Engineering - 0.2%

 15,708

 KBR, Inc.

 $

 531,873

 Electrical Components & Equipment - 1.3%

 38,345

 Emerson Electric Co.

 $

 2,014,646

 23,891

 Rockwell Automation, Inc.

 1,847,730

 $

 3,862,376

 Industrial Conglomerates - 0.6%

 20,170

 3M Co.

 $

 1,802,391

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 32,963

 The Manitowoc Co, Inc.

 $

 456,538

 Industrial Machinery - 1.5%

 37,268

 Snap-on, Inc.

 $

 2,330,741

 28,003

 SPX Corp.

 2,150,070

 $

 4,480,811

 Total Capital Goods

 $

 15,649,252

 Commercial Services & Supplies - 0.3%

 Commercial Printing - 0.3%

 56,577

 RR Donnelley & Sons Co.

 $

 707,778

 Total Commercial Services & Supplies

 $

 707,778

 Transportation - 0.6%

 Air Freight & Logistics - 0.6%

 21,177

 United Parcel Service, Inc. (Class B)

 $

 1,654,771

 Total Transportation

 $

 1,654,771

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.4%

 33,389

 Johnson Controls, Inc.

 $

 1,067,446

 Automobile Manufacturers - 0.2%

 60,488

 Ford Motor Co.

 $

 682,305

 Total Automobiles & Components

 $

 1,749,751

 Consumer Services - 2.0%

 Restaurants - 2.0%

 5,139

 Chipotle Mexican Grill, Inc. *

 $

 2,128,317

 37,736

 McDonald's Corp.

 3,677,373

 $

 5,805,690

 Total Consumer Services

 $

 5,805,690

 Media - 5.0%

 Broadcasting - 0.9%

 74,099

 CBS Corp. (Class B)

 $

 2,471,202

 Cable & Satellite - 1.5%

 142,526

 Comcast Corp.

 $

 4,322,814

 Movies & Entertainment - 2.0%

 232,111

 Regal Entertainment Group

 $

 3,159,031

 30,895

 The Walt Disney Co.

 1,331,883

 25,773

 Viacom, Inc. (Class B)

 1,195,609

 $

 5,686,523

 Publishing - 0.6%

 131,743

 Gannett Co, Inc.

 $

 1,820,688

 Total Media

 $

 14,301,227

 Retailing - 0.4%

 Home Improvement Retail - 0.4%

 21,712

 The Home Depot, Inc.

 $

 1,124,464

 Total Retailing

 $

 1,124,464

 Food & Staples Retailing - 1.4%

 Drug Retail - 1.4%

 47,866

 CVS Caremark Corp.

 $

 2,135,781

 53,810

 Walgreen Co.

 1,886,579

 $

 4,022,360

 Total Food & Staples Retailing

 $

 4,022,360

 Food, Beverage & Tobacco - 3.4%

 Packaged Foods & Meats - 1.0%

 20,263

 Kellogg Co.

 $

 1,024,700

 84,973

 Sara Lee Corp.

 1,872,805

 $

 2,897,505

 Tobacco - 2.4%

 78,449

 Philip Morris International, Inc.

 $

 7,021,969

 Total Food, Beverage & Tobacco

 $

 9,919,474

 Household & Personal Products - 0.3%

 Household Products - 0.3%

 9,759

 Colgate-Palmolive Co.

 $

 965,555

 Total Household & Personal Products

 $

 965,555

 Health Care Equipment & Services - 2.8%

 Health Care Equipment - 0.2%

 12,419

 Baxter International, Inc.

 $

 688,137

 Health Care Distributors - 1.7%

 52,810

 McKesson Corp.

 $

 4,827,362

 Managed Health Care - 0.9%

 44,022

 UnitedHealth Group, Inc.

 $

 2,471,835

 Total Health Care Equipment & Services

 $

 7,987,334

 Pharmaceuticals, Biotechnology & Life Sciences - 6.9%

 Biotechnology - 0.7%

 6,086

 Celgene Corp. *

 $

 443,791

 16,226

 Gilead Sciences, Inc. *

 843,914

 18,231

 Vertex Pharmaceuticals, Inc. *

 701,529

 $

 1,989,234

 Pharmaceuticals - 6.2%

 59,349

 Abbott Laboratories

 $

 3,683,199

 37,131

 Bristol-Myers Squibb Co.

 1,239,061

 103,595

 Merck & Co, Inc.

 4,065,068

 137,663

 Pfizer, Inc.

 3,156,613

 128,767

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 5,889,803

 $

 18,033,744

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 20,022,978

 Banks - 3.3%

 Diversified Banks - 1.9%

 22,150

 US Bancorp

 $

 712,566

 138,348

 Wells Fargo & Co.

 4,624,974

 $

 5,337,540

 Regional Banks - 1.0%

 44,081

 PNC Financial Services Group, Inc.

 $

 2,923,452

 Thrifts & Mortgage Finance - 0.4%

 91,424

 New York Community Bancorp, Inc.

 $

 1,233,310

 Total Banks

 $

 9,494,302

 Diversified Financials - 3.2%

 Other Diversified Financial Services - 1.1%

 72,081

 JPMorgan Chase & Co.

 $

 3,098,041

 Consumer Finance - 1.2%

 40,512

 Capital One Financial Corp.

 $

 2,247,606

 35,974

 Discover Financial Services

 1,219,519

 $

 3,467,125

 Asset Management & Custody Banks - 0.9%

 52,461

 Ares Capital Corp.

 $

 841,474

 7,149

 Franklin Resources, Inc.

 897,271

 39,583

 Invesco, Ltd.

 983,242

 $

 2,721,987

 Total Diversified Financials

 $

 9,287,153

 Real Estate - 0.6%

 Mortgage REIT's - 0.3%

 60,830

 Annaly Capital Management, Inc.

 $

 992,746

 Specialized REIT's - 0.3%

 41,352

 Chesapeake Lodging Trust

 $

 748,471

 Total Real Estate

 $

 1,741,217

 Software & Services - 5.8%

 Internet Software & Services - 1.6%

 18,380

 eBay, Inc. *

 $

 754,499

 6,487

 Google, Inc. *

 3,926,127

 $

 4,680,626

 Data Processing & Outsourced Services - 0.3%

 41,240

 The Western Union Co.

 $

 757,991

 Application Software - 1.4%

 24,161

 Adobe Systems, Inc. *

 $

 810,843

 17,345

 Citrix Systems, Inc. *

 1,484,905

 74,865

 Nuance Communications, Inc. *

 1,829,701

 $

 4,125,449

 Systems Software - 2.5%

 61,686

 Check Point Software Technologies, Ltd. *

 $

 3,585,807

 113,930

 Microsoft Corp.

 3,648,039

 $

 7,233,846

 Total Software & Services

 $

 16,797,912

 Technology Hardware & Equipment - 4.7%

 Communications Equipment - 2.3%

 19,509

 Acme Packet, Inc. *

 $

 547,618

 40,460

 Juniper Networks, Inc. *

 867,058

 80,005

 Qualcomm, Inc.

 5,107,519

 $

 6,522,195

 Computer Hardware - 2.1%

 7,985

 Apple, Inc. *

 $

 4,665,156

 62,500

 Hewlett-Packard Co.

 1,547,500

 $

 6,212,656

 Computer Storage & Peripherals - 0.3%

 23,797

 NetApp, Inc. *

 $

 924,038

 Total Technology Hardware & Equipment

 $

 13,658,889

 Semiconductors & Semiconductor Equipment - 3.5%

 Semiconductor Equipment - 1.2%

 64,078

 ASML Holding NV (A.D.R.)

 $

 3,267,337

 Semiconductors - 2.3%

 36,629

 Analog Devices, Inc.

 $

 1,427,798

 72,846

 Intel Corp.

 2,068,826

 54,478

 Microchip Technology, Inc.

 1,925,253

 34,849

 Xilinx, Inc.

 1,267,807

 $

 6,689,684

 Total Semiconductors & Semiconductor Equipment

 $

 9,957,021

 Telecommunication Services - 1.9%

 Integrated Telecommunication Services - 1.9%

 84,537

 CenturyLink, Inc.

 $

 3,259,747

 195,303

 Windstream Corp.

 2,195,206

 $

 5,454,953

 Total Telecommunication Services

 $

 5,454,953

 Utilities - 0.6%

 Gas Utilities - 0.3%

 9,462

 ONEOK, Inc.

 $

 812,691

 Multi-Utilities - 0.3%

 29,200

 Ameren Corp.

 $

 957,468

 Total Utilities

 $

 1,770,159

 TOTAL COMMON STOCKS

 (Cost $146,218,225)

 $

 182,359,015

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.3%

 Banks - 0.8%

 Diversified Banks - 0.1%

 192,773

 0.33

 NR/Aa1

 Wells Fargo Home Equity Trust, Floating Rate Note, 4/25/37

 $

 187,365

 Thrifts & Mortgage Finance - 0.7%

 110,858

 1.32

 AAA/Aaa

 Accredited Mortgage Loan Trust, Floating Rate Note, 10/25/34

 $

 96,523

 475,000

 A/B1

 Citicorp Residential Mortgage Securities, Inc., 5.939%, 7/25/36 (Step)

 451,167

 145,317

 0.65

 AA+/Aa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35

 142,497

 343,641

 AAA/A2

 Credit-Based Asset Servicing and Securitization LLC, 5.334%, 7/25/35 (Step)

 339,968

 191,192

 AAA/Aaa

 HSBC Home Equity Loan Trust, 5.63%, 3/20/36 (Step)

 193,905

 250,000

 AA/NR

 Leaf II Receivables Funding LLC, 4.9%, 2/20/22 (144A)

 248,800

 123,432

 BBB+/Baa1

 Lehman ABS Manufactured Housing Contract Trust, 5.873%, 4/15/40

 128,616

 230,872

 CCC+/Caa3

 Local Insight Media Finance LLC, 5.88%, 10/23/37 (144A)

 87,731

 314,215

 0.50

 AAA/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 300,227

 75,580

 0.64

 AA+/Aa1

 Structured Asset Investment Loan Trust, Floating Rate Note, 5/25/35

 72,419

 150,000

 0.37

 CCC/Ba2

 Structured Asset Securities Corp., Floating Rate Note, 3/25/37

 113,016

 $

 2,174,869

 Total Banks

 $

 2,362,234

 Diversified Financials - 0.5%

 Other Diversified Financial Services - 0.1%

 24,491

 0.68

 AA/Aa2

 Asset Backed Securities Corp Home Equity, Floating Rate Note, 4/25/35

 $

 23,939

 59,608

 NR/NR

 DT Auto Owner Trust, 5.92%, 10/15/15 (144A)

 60,363

 70,755

 0.65

 AAA/Aaa

 Home Equity Asset Trust, Floating Rate Note, 11/25/35

 69,359

 180,197

 0.52

 AAA/Aa1

 Home Equity Asset Trust, Floating Rate Note, 12/25/35

 170,030

 $

 323,691

 Specialized Finance - 0.4%

 896,625

 BBB+/Baa1

 Dominos Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 $

 930,942

 Total Diversified Financials

 $

 1,254,633

 TOTAL ASSET BACKED SECURITIES

 (Cost $3,701,821)

 $

 3,616,867

 COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%

 Banks - 1.9%

 Thrifts & Mortgage Finance - 1.9%

 479,182

 NR/Baa2

 Banc of America Alternative Loan Trust, 5.5%, 9/25/33

 $

 487,433

 264,993

 AAA/Baa2

 Banc of America Alternative Loan Trust, 5.75%, 4/25/33

 277,561

 368,392

 NR/Baa3

 Banc of America Alternative Loan Trust, 6.0%, 3/25/34

 378,382

 224,610

 2.41

 AAA/Baa2

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 8/25/33

 216,085

 146,042

 AAA/Ba1

 Countrywide Alternative Loan Trust, 5.125%, 3/25/34

 148,235

 244,274

 B/Caa2

 Countrywide Alternative Loan Trust, 5.5%, 3/25/35

 203,383

 407,466

 BB/NR

 Countrywide Alternative Loan Trust, 5.5%, 8/25/34

 383,755

 184,085

 5.74

 BB-/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 2/25/34

 156,790

 208,007

 2.65

 AAA/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 9/25/35

 201,686

 250,000

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Corp., 3.616%, 11/15/43 (144A)

 265,125

 100,000

 4.65

 BBB+/Baa1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/28 (144A)

 98,186

 183,646

 2.35

 AAA/Aa3

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33

 186,765

 80,822

 1.09

 AAA/Aaa

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 10/25/37 (144A)

 78,082

 159,502

 5.41

 AAA/Aaa

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 12/25/36 (144A)

 157,761

 109,214

 0.82

 AA-/Aa2

 Residential Asset Mortgage Products, Inc., Floating Rate Note, 10/25/31

 83,914

 266,843

 AA-/NR

 Residential Asset Securitization Trust, 5.25%, 11/25/34

 270,575

 345,800

 B/NR

 Residential Asset Securitization Trust, 5.5%, 7/25/35

 313,093

 286,663

 B-/B2

 Structured Asset Securities Corp., 5.0%, 5/25/35

 282,489

 350,000

 BB/B1

 Timberstar Trust, 7.53%, 10/15/36 (144A)

 323,395

 43,695

 2.48

 CC/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 9/25/35

 43,064

 170,562

 BB-/B1

 Wells Fargo Mortgage Backed Securities Trust, 5.5%, 10/25/35

 172,681

 321,991

 2.64

 BBB-/B1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/35

 312,472

 270,129

 4.09

 NR/B1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/36

 254,842

 $

 5,295,754

 Total Banks

 $

 5,295,754

 Diversified Financials - 0.7%

 Other Diversified Financial Services - 0.7%

 120,026

 AAA/NR

 Banc of America Mortgage Securities, Inc., 5.75%, 1/25/35

 $

 122,962

 209,125

 5.06

 AA-/NR

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 9/25/35

 201,425

 300,000

 5.65

 NR/A2

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 312,382

 54,921

 2.52

 BB/NR

 Merrill Lynch Mortgage Investors, Inc., Floating Rate Note, 2/25/35

 49,576

 54,152

 2.52

 B-/NR

 Merrill Lynch Mortgage Investors, Inc., Floating Rate Note, 2/25/35

 53,597

 889,870

 NR/Ba1

 Residential Accredit Loans, Inc., 5.0%, 9/25/19

 892,427

 215,211

 AAA/NR

 Residential Accredit Loans, Inc., 6.0%, 10/25/34

 217,579

 15,278

 0.84

 AAA/Ba3

 Residential Accredit Loans, Inc., Floating Rate Note, 4/25/34

 14,147

 210,609

 2.74

 AA+/Baa3

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 9/25/34

 200,794

 $

 2,064,889

 Total Diversified Financials

 $

 2,064,889

 Real Estate - 0.1%

 Mortgage REIT's - 0.1%

 236,194

 5.50

 CC/Caa1

 Deutsche ALT-A Securities Inc Alternate Loan Trust, Floating Rate Note, 11/25/35

 $

 202,387

 Total Real Estate

 $

 202,387

 Government - 0.5%

 Government - 0.5%

 111,788

 NR/NR

 Fannie Mae Benchmark REMIC, 5.45%, 12/25/20

 $

 120,125

 295,740

 5.41

 NR/NR

 Fannie Mae REMICS, Floating Rate Note, 3/25/39

 311,544

 979,780

 NR/NR

 Freddie Mac REMICS, 3.5%, 11/15/25

 1,045,955

 61,831

 NR/NR

 Freddie Mac REMICS, 5.0%, 10/15/29

 62,008

 $

 1,539,632

 Total Government

 $

 1,539,632

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $9,014,408)

 $

 9,102,662

 CORPORATE BONDS - 22.0%

 Energy - 2.5%

 Oil & Gas Drilling - 0.2%

 225,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 $

 277,086

 250,000

 BBB-/Baa3

 Transocean, Inc., 6.375%, 12/15/21

 292,748

 $

 569,834

 Oil & Gas Equipment & Services - 0.2%

 355,000

 BBB/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 $

 469,622

 Oil & Gas Exploration & Production - 0.4%

 175,000

 BBB+/Baa1

 Canadian Natural Resources, Ltd., 5.9%, 2/1/18

 $

 208,910

 200,000

 NR/A1

 Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)

 213,000

 250,000

 A/Aa3

 Ras Laffan Liquefied Natural Gas Co, Ltd. III, 4.5%, 9/30/12 (144A)

 253,125

 400,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.5%, 3/13/13 (144A)

 419,000

 $

 1,094,035

 Oil & Gas Refining & Marketing - 0.5%

 360,000

 A/A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 $

 420,188

 525,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 617,447

 370,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 489,268

 $

 1,526,903

 Oil & Gas Storage & Transportation - 1.2%

 90,000

 BBB-/Baa2

 Boardwalk Pipelines LP, 5.5%, 2/1/17

 $

 99,203

 125,000

 BBB/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 142,088

 385,000

 BBB/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 498,072

 400,000

 7.00

 BB+/Baa3

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 401,000

 550,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 640,257

 450,000

 BBB-/Baa2

 Plains All American Pipeline LP, 6.125%, 1/15/17

 524,914

 425,000

 A/A3

 Questar Pipeline Co., 5.83%, 2/1/18

 502,518

 240,000

 BB/Ba1

 Rockies Express Pipeline LLC, 5.625%, 4/15/20 (144A)

 216,000

 200,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 234,097

 242,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 295,777

 $

 3,553,926

 Total Energy

 $

 7,214,320

 Materials - 1.2%

 Fertilizers & Agricultural Chemicals - 0.2%

 450,000

 BBB/Baa2

 Agrium, Inc., 6.75%, 1/15/19

 $

 553,398

 Industrial Gases - 0.2%

 460,000

 BBB/Baa2

 Airgas, Inc., 2.85%, 10/1/13

 $

 471,487

 Specialty Chemicals - 0.1%

 310,000

 BBB/Baa2

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 387,273

 Construction Materials - 0.0%

 125,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 $

 132,822

 Aluminum - 0.1%

 180,000

 BBB-/Baa3

 Alcoa, Inc., 6.15%, 8/15/20

 $

 196,240

 Diversified Metals & Mining - 0.4%

 450,000

 BBB-/Baa3

 AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20

 $

 471,008

 350,000

 BBB-/Baa3

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 331,329

 425,000

 A-/Baa2

 Vale Canada, Ltd., 7.2%, 9/15/32

 486,698

 $

 1,289,035

 Steel - 0.2%

 230,000

 BBB-/Baa3

 ArcelorMittal, 6.125%, 6/1/18

 $

 242,410

 195,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 203,288

 $

 445,698

 Total Materials

 $

 3,475,953

 Capital Goods - 1.1%

 Building Products - 0.2%

 520,000

 BBB-/Ba2

 Masco Corp., 7.125%, 3/15/20

 $

 562,467

 Industrial Conglomerates - 0.3%

 536,000

 A/A2

 Cargill, Inc., 4.307%, 5/14/21 (144A)

 $

 583,748

 175,000

 A-/A3

 Tyco International Finance SA, 8.5%, 1/15/19

 229,348

 $

 813,096

 Construction & Farm Machinery & Heavy Trucks - 0.0%

 130,000

 A/Baa1

 Cummins, Inc., 6.75%, 2/15/27

 $

 157,554

 Industrial Machinery - 0.3%

 500,000

 BBB+/Baa1

 Ingersoll-Rand Global Holding Co, Ltd., 9.5%, 4/15/14

 $

 574,672

 150,000

 BBB-/Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 175,232

 $

 749,904

 Trading Companies & Distributors - 0.3%

 875,000

 BBB-/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 865,725

 Total Capital Goods

 $

 3,148,746

 Transportation - 0.2%

 Airlines - 0.0%

 5,901

 BBB+/Baa2

 Continental Airlines 1998-1 Class A Pass Through Trust, 6.648%, 9/15/17

 $

 6,145

 95,322

 A-/Baa2

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 101,994

 $

 108,139

 Trucking - 0.2%

 435,000

 BBB-/Baa2

 Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)

 $

 452,826

 Total Transportation

 $

 560,965

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.0%

 55,000

 BBB+/Baa2

 Hyundai Motor Manufacturing Czech sro, 4.5%, 4/15/15 (144A)

 $

 57,940

 70,000

 BBB+/Baa1

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 74,978

 $

 132,918

 Motorcycle Manufacturers - 0.1%

 150,000

 BBB+/Baa1

 Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (144A)

 $

 157,265

 Total Automobiles & Components

 $

 290,183

 Consumer Durables & Apparel - 0.2%

 Household Appliances - 0.2%

 500,000

 BBB-/Baa3

 Whirlpool Corp., 5.5%, 3/1/13

 $

 516,897

 Total Consumer Durables & Apparel

 $

 516,897

 Consumer Services - 0.2%

 Education Services - 0.2%

 250,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 $

 330,438

 300,000

 AAA/Aaa

 Stanford University, 4.75%, 5/1/19

 354,243

 $

 684,681

 Total Consumer Services

 $

 684,681

 Media - 0.5%

 Broadcasting - 0.2%

 512,000

 BBB+/Baa1

 News America, Inc., 7.3%, 4/30/28

 $

 579,885

 Cable & Satellite - 0.3%

 125,000

 BBB+/Baa1

 British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)

 $

 147,528

 80,000

 BBB+/Baa1

 Comcast Corp., 5.3%, 1/15/14

 85,808

 400,000

 BBB/Baa2

 Time Warner Cable, Inc., 5.0%, 2/1/20

 445,973

 100,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 130,254

 50,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.75%, 2/14/19

 66,020

 $

 875,583

 Total Media

 $

 1,455,468

 Retailing - 0.2%

 Internet Retail - 0.2%

 425,000

 BBB-/Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 444,302

 Total Retailing

 $

 444,302

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 192,586

 BBB+/Baa2

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 $

 203,378

 121,341

 BBB+/Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 133,279

 $

 336,657

 Total Food & Staples Retailing

 $

 336,657

 Food, Beverage & Tobacco - 0.3%

 Brewers - 0.0%

 55,000

 A-/A3

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 72,768

 Soft Drinks - 0.1%

 200,000

 BBB/A3

 Coca-Cola Enterprises, Inc., 4.5%, 9/1/21

 $

 221,412

 Agricultural Products - 0.2%

 410,000

 BBB-/Ba1

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 453,066

 Total Food, Beverage & Tobacco

 $

 747,246

 Household & Personal Products - 0.0%

 Personal Products - 0.0%

 100,000

 BBB/A3

 Avon Products, Inc., 6.5%, 3/1/19

 $

 113,555

 Total Household & Personal Products

 $

 113,555

 Health Care Equipment & Services - 0.1%

 Health Care Services - 0.1%

 230,000

 BBB+/Baa3

 Express Scripts Holding Co., 3.125%, 5/15/16

 $

 239,878

 Total Health Care Equipment & Services

 $

 239,878

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Biotechnology - 0.1%

 285,000

 AA-/A2

 Genzyme Corp., 3.625%, 6/15/15

 $

 308,191

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 308,191

 Banks - 3.0%

 Diversified Banks - 0.6%

 270,000

 A+/Aa3

 Barclays Bank Plc, 5.2%, 7/10/14

 $

 285,630

 705,000

 BBB+/Baa1

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 707,236

 200,000

 A+/Aa2

 HSBC Holdings Plc, 4.875%, 1/14/22

 215,681

 250,000

 B+/B2

 Kazkommertsbank JSC, 8.0%, 11/3/15 (144A)

 233,750

 250,000

 6.38

 A-/A2

 Northgroup Preferred Capital Corp., Floating Rate Note, 1/29/49 (Perpetual) (144A)

 247,035

 $

 1,689,332

 Regional Banks - 2.4%

 250,000

 BBB+/A2

 American Express Bank FSB, 5.5%, 4/16/13

 $

 261,060

 250,000

 A-/A2

 BB&T Corp., 5.7%, 4/30/14

 273,051

 265,000

 BB+/Baa3

 Capital One Capital VI, 8.875%, 5/15/40

 270,959

 250,000

 A/A1

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 279,668

 875,000

 BBB+/Baa1

 KeyBank NA Cleveland Ohio, 5.8%, 7/1/14

 949,187

 250,000

 BBB+/Baa1

 KeyCorp, 6.5%, 5/14/13

 263,925

 450,000

 A/A1

 Mellon Funding Corp., 5.5%, 11/15/18

 515,114

 1,000,000

 8.25

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)

 1,037,037

 1,100,000

 6.75

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)

 1,152,987

 850,000

 BBB/A3

 Sovereign Bank, 8.75%, 5/30/18

 992,835

 1,000,000

 5.46

 BBB+/Baa1

 State Street Capital Trust III, Floating Rate Note, 1/29/49 (Perpetual)

 1,003,920

 $

 6,999,743

 Total Banks

 $

 8,689,075

 Diversified Financials - 5.1%

 Other Diversified Financial Services - 1.4%

 290,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 311,225

 500,000

 A-/Baa1

 Bank of America Corp., 5.9%, 12/28/25 (Step)

 498,972

 250,000

 AA+/A1

 General Electric Capital Corp., 5.625%, 9/15/17

 287,226

 420,000

 AA+/A1

 General Electric Capital Corp., 6.75%, 3/15/32

 511,917

 200,000

 BBB+/Baa2

 Hyundai Capital Services, Inc., 3.5%, 9/13/17 (144A)

 201,837

 100,000

 BBB+/Baa2

 Hyundai Capital Services, Inc., 6.0%, 5/5/15 (144A)

 109,525

 2,050,000

 7.90

 BBB/Baa1

 JPMorgan Chase & Co., Floating Rate Note, 4/29/49 (Perpetual)

 2,246,062

 $

 4,166,764

 Specialized Finance - 0.3%

 240,000

 BBB/Baa1

 Banque PSA Finance SA, 5.75%, 4/4/21 (144A)

 $

 224,173

 600,000

 BBB/Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 603,641

 $

 827,814

 Consumer Finance - 1.2%

 250,000

 BBB+/A2

 American Express Credit Corp., 2.75%, 9/15/15

 $

 259,400

 260,000

 A+/A1

 American Honda Finance Corp., 6.7%, 10/1/13 (144A)

 279,557

 360,000

 BBB/Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 454,644

 500,000

 BB+/Ba1

 Ford Motor Credit Co LLC, 3.875%, 1/15/15

 518,192

 1,000,000

 BB+/Ba1

 Ford Motor Credit Co LLC, 4.25%, 2/3/17

 1,043,152

 200,000

 BBB+/Baa2

 Hyundai Capital America, 4.0%, 6/8/17 (144A)

 206,694

 265,000

 4.00

 BBB-/Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 268,487

 375,000

 CCC/B3

 Springleaf Finance Corp., 6.9%, 12/15/17

 306,094

 $

 3,336,220

 Asset Management & Custody Banks - 0.2%

 210,000

 A/A3

 Ameriprise Financial, Inc., 5.3%, 3/15/20

 $

 234,793

 100,000

 AA-/A1

 Franklin Resources, Inc., 3.125%, 5/20/15

 105,379

 220,000

 A+/A1

 State Street Corp., 4.3%, 5/30/14

 235,285

 $

 575,457

 Investment Banking & Brokerage - 2.0%

 94,453

 BBB-/NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 103,487

 1,060,000

 5.79

 BB+/Baa2

 Goldman Sachs Capital II, Floating Rate Note, 6/1/43

 728,750

 550,000

 BBB/Baa2

 Jefferies Group, Inc., 5.125%, 4/13/18

 536,938

 385,000

 BBB/Baa2

 Jefferies Group, Inc., 6.875%, 4/15/21

 383,556

 250,000

 BBB/A3

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 256,068

 250,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 249,486

 235,000

 BBB/A3

 Macquarie Group, Ltd., 7.625%, 8/13/19 (144A)

 253,073

 200,000

 A-/Baa1

 Merrill Lynch & Co, Inc., 5.45%, 2/5/13

 205,473

 750,000

 A-/A2

 Morgan Stanley, 4.0%, 9/22/20 (Step)

 739,170

 500,000

 A-/A2

 Morgan Stanley, 5.0%, 8/31/25 (Step)

 496,840

 250,000

 A-/A2

 Morgan Stanley, 5.5%, 1/26/20

 244,368

 250,000

 NR/Baa2

 Raymond James Financial, Inc., 5.625%, 4/1/24

 257,872

 825,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 826,058

 500,000

 A/A2

 The Charles Schwab Corp., 4.95%, 6/1/14

 541,134

 $

 5,822,273

 Total Diversified Financials

 $

 14,728,528

 Insurance - 2.6%

 Insurance Brokers - 0.1%

 250,000

 BBB-/Baa3

 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)

 $

 275,920

 Life & Health Insurance - 0.8%

 150,000

 A-/A3

 Aflac, Inc., 8.5%, 5/15/19

 $

 198,213

 420,000

 BBB/Baa3

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 497,124

 160,000

 A-/Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 204,664

 280,000

 6.05

 BBB/Ba1

 Lincoln National Corp., Floating Rate Note, 4/20/67

 260,400

 365,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

 507,350

 335,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 380,292

 275,000

 A/Baa2

 Prudential Financial, Inc., 5.15%, 1/15/13

 283,366

 $

 2,331,409

 Multi-line Insurance - 0.8%

 250,000

 BBB/Baa3

 Genworth Financial, Inc., 4.95%, 10/1/15

 $

 254,397

 350,000

 BBB/Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 336,171

 250,000

 BBB/Baa3

 Genworth Financial, Inc., 7.625%, 9/24/21

 246,850

 500,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 552,856

 730,000

 7.00

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 3/15/37 (144A)

 657,000

 200,000

 A+/A3

 Loews Corp., 5.25%, 3/15/16

 222,401

 $

 2,269,675

 Property & Casualty Insurance - 0.4%

 280,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 $

 295,098

 250,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)

 238,652

 400,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 459,473

 100,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 110,598

 $

 1,103,821

 Reinsurance - 0.5%

 250,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 $

 247,475

 450,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 484,410

 275,000

 A-/Baa1

 Reinsurance Group of America, Inc., 6.45%, 11/15/19

 312,793

 265,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 245,205

 240,000

 BBB/Baa2

 Validus Holdings, Ltd., 8.875%, 1/26/40

 268,796

 $

 1,558,679

 Total Insurance

 $

 7,539,504

 Real Estate - 1.8%

 Diversified REIT's - 0.4%

 440,000

 BBB+/Baa1

 Dexus Property Group, 7.125%, 10/15/14 (144A)

 $

 478,617

 140,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 147,108

 60,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 66,102

 250,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.0%, 3/22/22 (144A)

 254,362

 285,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)

 296,003

 $

 1,242,192

 Office REIT's - 0.2%

 60,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 60,251

 85,000

 BBB/Baa2

 Mack-Cali Realty LP, 4.5%, 4/18/22

 86,887

 500,000

 BBB/Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 522,626

 50,000

 BBB/Baa2

 Mack-Cali Realty LP, 7.75%, 8/15/19

 61,510

 $

 731,274

 Retail REIT's - 0.3%

 245,000

 BB+/Baa3

 DDR Corp., 7.5%, 4/1/17

 $

 280,986

 435,000

 BBB/Baa2

 Tanger Properties LP, 6.15%, 11/15/15

 485,590

 $

 766,576

 Specialized REIT's - 0.8%

 700,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.2%, 6/1/16

 $

 776,527

 210,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 231,722

 475,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 519,824

 382,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 409,735

 270,000

 BBB/Baa2

 Ventas Realty LP, 4.75%, 6/1/21

 278,361

 $

 2,216,169

 Diversified Real Estate Activities - 0.1%

 235,000

 A-/A2

 WEA Finance LLC, 7.125%, 4/15/18 (144A)

 $

 279,269

 Total Real Estate

 $

 5,235,480

 Software & Services - 0.0%

 Data Processing & Outsourced Services - 0.0%

 44,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 43,340

 Total Software & Services

 $

 43,340

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 185,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 223,852

 Total Semiconductors & Semiconductor Equipment

 $

 223,852

 Telecommunication Services - 1.5%

 Integrated Telecommunication Services - 1.1%

 360,000

 A-/A2

 AT&T, Inc., 2.95%, 5/15/16

 $

 382,230

 350,000

 A-/A3

 France Telecom SA, 4.375%, 7/8/14

 372,575

 225,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 232,416

 340,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 349,149

 300,000

 BBB/Baa2

 Telecom Italia Capital SA, 5.25%, 11/15/13

 305,250

 500,000

 BBB/Baa2

 Telecom Italia Capital SA, 7.175%, 6/18/19

 523,750

 350,000

 BBB+/Baa1

 Telefonica Emisiones SAU, 5.462%, 2/16/21

 328,942

 300,000

 BBB+/Baa1

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 306,062

 150,000

 A-/A3

 Verizon Communications, Inc., 8.75%, 11/1/18

 204,896

 $

 3,005,270

 Wireless Telecommunication Services - 0.4%

 240,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 254,571

 250,000

 NR/A2

 Crown Castle Towers LLC, 5.495%, 1/15/17 (144A)

 276,029

 140,000

 NR/A2

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 159,876

 500,000

 A-/A3

 Vodafone Group Plc, 5.375%, 1/30/15

 557,880

 $

 1,248,356

 Total Telecommunication Services

 $

 4,253,626

 Utilities - 1.1%

 Electric Utilities - 0.7%

 225,000

 A-/A3

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 273,423

 270,000

 BBB+/A3

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 266,386

 152,922

 BB/Baa3

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 157,901

 68,000

 B/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 54,400

 200,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 6.7%, 2/10/17 (144A)

 207,460

 200,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 7.25%, 1/15/19 (144A)

 203,943

 125,000

 BBB/Baa2

 Nevada Power Co., 6.5%, 8/1/18

 154,869

 106,674

 NR/WR

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 108,808

 275,000

 BBB-/Baa3

 Public Service Co of New Mexico, 7.95%, 5/15/18

 336,660

 250,000

 BBB+/A3

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 293,338

 $

 2,057,188

 Gas Utilities - 0.1%

 250,000

 A+/Aa3

 Southern California Gas Co., 5.125%, 11/15/40

 $

 299,568

 Multi-Utilities - 0.2%

 615,000

 BBB+/Baa2

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 697,053

 Independent Power Producers & Energy Traders - 0.1%

 223,000

 BB+/Ba2

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 $

 224,115

 Total Utilities

 $

 3,277,924

 TOTAL CORPORATE BONDS

 (Cost $57,851,155)

 $

 63,528,371

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%

 110,324

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/20

 $

 118,884

 1,586,761

 AAA/Aaa

 Fannie Mae, 4.5%, 4/1/41

 1,703,630

 33,009

 AAA/Aaa

 Fannie Mae, 5.0%, 12/1/17

 35,895

 93,273

 AAA/Aaa

 Fannie Mae, 5.0%, 5/1/18

 102,217

 277,415

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/37

 301,445

 422,978

 AAA/Aaa

 Fannie Mae, 5.5%, 10/1/35

 464,962

 67,378

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/34

 74,206

 287,365

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 315,888

 292,624

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 321,670

 20,687

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/18

 22,806

 260,747

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/23

 284,961

 24,534

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/34

 27,015

 331,549

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/37

 362,800

 1,038,502

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/38

 1,136,389

 13,137

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/23

 14,507

 32,676

 AAA/Aaa

 Fannie Mae, 5.5%, 8/1/14

 33,903

 11,720

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/17

 12,822

 11,233

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/29

 12,592

 246,352

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/37

 273,152

 95,695

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/33

 107,271

 117,558

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/37

 130,347

 11,251

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 12,612

 11,560

 AAA/Aaa

 Fannie Mae, 6.0%, 8/1/32

 12,959

 3,859

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/29

 4,326

 1,447

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/15

 1,529

 24,836

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/32

 28,478

 45,022

 AAA/Aaa

 Fannie Mae, 6.5%, 12/1/21

 50,737

 43,732

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/29

 50,993

 94,459

 AAA/Aaa

 Fannie Mae, 6.5%, 5/1/32

 108,220

 7,008

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/29

 7,966

 60,690

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/32

 69,633

 134,643

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/36

 156,159

 65,815

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/19

 74,475

 1,850

 AAA/Aaa

 Fannie Mae, 8.0%, 10/1/30

 2,283

 4,767

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/29

 5,780

 864

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/30

 891

 9,101

 AAA/Aaa

 Fannie Mae, 8.0%, 3/1/31

 11,218

 2,176

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/20

 2,535

 688

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/30

 846

 469

 AAA/Aaa

 Fannie Mae, 8.0%, 5/1/31

 546

 754

 AAA/Aaa

 Fannie Mae, 8.0%, 7/1/30

 929

 139,902

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 151,540

 367,889

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 8/1/37

 397,802

 34,228

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 37,157

 112,036

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 122,894

 176,099

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 194,569

 255,084

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 10/1/38

 281,838

 79,533

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 89,068

 47,543

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 54,617

 76,797

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 86,991

 204,029

 2.31

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/35

 216,649

 40,970

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 44,917

 227,352

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/18

 249,506

 218,747

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/18

 240,063

 558,792

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 8/15/19

 615,690

 40,239

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 45,161

 41,633

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 46,947

 53,267

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/33

 60,390

 497

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/14

 543

 748

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/13

 766

 70,112

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 79,488

 548,372

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/38

 620,849

 45,649

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 53,323

 75,211

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/32

 87,660

 94,744

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 110,879

 64,247

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/33

 74,525

 62,591

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 72,604

 4,825

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 5,745

 966

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/28

 1,151

 6,180

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 1/15/30

 6,395

 3,671

 AAA/Aaa

 Government National Mortgage Association I, 8.0%, 2/15/30

 3,749

 123,546

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 2/20/34

 138,678

 298,653

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 4/20/35

 335,232

 140,375

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 11/20/28

 161,472

 4,951

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 9/20/29

 6,022

 500,000

 AA+/NR

 Tennessee Valley Authority, 6.25%, 12/15/17

 634,221

 1,020,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28

 1,381,941

 525,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.375%, 2/15/31

 733,195

 1,500,000

 AA+/Aaa

 U.S. Treasury Notes, 1.875%, 8/31/17

 1,574,649

 300,000

 AA+/Aaa

 U.S. Treasury Notes, 2.625%, 11/15/20

 323,250

 1,750,000

 AA+/Aaa

 U.S. Treasury Notes, 3.125%, 5/15/19

 1,965,059

 550,000

 AA+/Aaa

 U.S. Treasury Notes, 3.375%, 11/15/19

 626,828

 500,000

 AA+/Aaa

 U.S. Treasury Notes, 3.625%, 2/15/20

 579,102

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $17,241,142)

 $

 18,973,602

 FOREIGN GOVERNMENT BONDS - 0.1%

 EURO

 225,000

 NR/Aaa

 France Government Bond OAT, 4.0%, 4/25/14

 $

 317,570

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $352,358)

 $

 317,570

 MUNICIPAL BONDS - 1.4%

 Municipal Airport - 0.1%

 250,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 284,025

 Municipal General - 0.1%

 270,000

 AA/Aa1

 State of Ohio, 3.0%, 6/15/15

 $

 286,888

 Higher Municipal Education - 0.5%

 600,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 $

 721,230

 100,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39

 111,904

 550,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 624,904

 $

 1,458,038

 Municipal Transportation - 0.1%

 400,000

 BBB/A2

 Massachusetts Port Authority, 5.0%, 7/1/16

 $

 426,028

 Municipal Obligation - 0.6%

 1,000,000

 A-/A1

 State of California, 5.45%, 4/1/15

 $

 1,108,460

 420,000

 A-/A1

 State of California, 6.2%, 3/1/19

 498,410

 $

 1,606,870

 TOTAL MUNICIPAL BONDS

 (Cost $3,698,630)

 $

 4,061,849

 SENIOR FLOATING RATE LOAN INTERESTS - 0.6%

 Transportation - 0.0%

 Trucking - 0.0%

 183,258

 5.00

 BB/B1

 Swift Transportation Co., Tranche B-2 Term Loan, 12/15/17

 $

 185,203

 Total Transportation

 $

 185,203

 Automobiles & Components - 0.2%

 Automobile Manufacturers - 0.2%

 496,250

 6.00

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 506,241

 Total Automobiles & Components

 $

 506,241

 Consumer Services - 0.1%

 Casinos & Gaming - 0.1%

 247,240

 3.00

 BBB-/Ba1

 Scientific Games Corp., Tranche B-1 Term Loan, 6/30/15

 $

 246,004

 Total Consumer Services

 $

 246,004

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 297,000

 5.00

 NR/Baa1

 Kasima LLC, Incremental Term Loan, 3/25/17

 $

 298,114

 Total Diversified Financials

 $

 298,114

 Software & Services - 0.0%

 Application Software - 0.0%

 142,221

 6.50

 BB-/Ba2

 Allen Systems Group, Inc., Term B Loan, 11/22/15

 $

 140,087

 Total Software & Services

 $

 140,087

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.2%

 493,753

 4.25

 NR/NR

 CommScope, Inc., Tranche 1 Term Loan, 1/14/18

 $

 495,290

 Total Technology Hardware & Equipment

 $

 495,290

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $1,848,310)

 $

 1,870,939

 TEMPORARY CASH INVESTMENTS - 0.1%

 Certificate of Deposit - 0.1%

 250,000

 BBB+/A2

 Intesa Sanpaolo S.p.A. New York NY, 2.375%, 12/21/12

 $

 246,462

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $244,747)

 $

 246,462

 TOTAL INVESTMENT IN SECURITIES - 99.0%

 $

 285,456,066

 (Cost $241,466,643) (a)

 OTHER ASSETS & LIABILITIES - 1.0%

 $

 2,926,399

 TOTAL NET ASSETS - 100.0%

 $

 288,382,465

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2012, the value of these securities amounted to $19,781,693 or 6.9% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At April 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $241,612,995 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 49,108,230

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (5,265,159)

 Net unrealized gain

 $

 43,843,071

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset backed securities

$
-

$
3,616,867

$
-

$
3,616,867

 Collateralized mortgage obligations

-

9,102,662

-

9,102,662

 Corporate bonds

-

63,528,371

-

63,528,371

 Municipal bonds

-

4,061,849

-

4,061,849

 U.S. government and agency obligations

-

18,973,602

-

18,973,602

 Common stocks

182,359,015

-

-

182,359,015

 Preferred stocks

594,708

-

-

594,708

 Convertible preferred stocks

784,021

-

-

784,021

 Foreign government bonds

-

317,570

-

317,570

 Senior Floating Rate Loan Interests

-

1,870,939

-

1,870,939

 Temporary cash investments

-

246,462

-

246,462

 Total

$
183,737,744

$
101,718,322

$
-

$
285,456,066

 Pioneer Government Income Fund

 Schedule of Investments 4/30/2012

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 ASSET BACKED SECURITIES - 5.0%

 415,047

 NR/NR

 Small Business Administration Participation Certificates, 4.2%, 9/1/29

 $

 459,576

 1,055,346

 NR/NR

 Small Business Administration Participation Certificates, 4.625%, 2/1/25

 1,152,823

 1,347,954

 NR/NR

 Small Business Administration Participation Certificates, 4.84%, 5/1/25

 1,485,424

 1,026,827

 NR/NR

 Small Business Administration Participation Certificates, 5.37%, 4/1/28

 1,163,417

 688,433

 NR/NR

 Small Business Administration Participation Certificates, 5.63%, 10/1/28

 782,013

 227,047

 NR/NR

 Small Business Administration Participation Certificates, 5.72%, 1/1/29

 261,279

 1,293,157

 NR/NR

 Small Business Administration Participation Certificates, 6.02%, 8/1/28

 1,497,687

 741,648

 NR/NR

 Small Business Administration Participation Certificates, 6.22%, 12/1/28

 852,063

 2,000,000

 1.22

 AAA/Aaa

 SLM Student Loan Trust, Floating Rate Note, 4/27/26 (144A)

 1,942,000

 $

 9,596,282

 TOTAL ASSET BACKED SECURITIES

 (Cost $8,854,649)

 $

 9,596,282

 COLLATERALIZED MORTGAGE OBLIGATIONS - 23.6%

 1,418,282

 3.48

 NR/NR

 Fannie Mae Grantor Trust, Floating Rate Note, 7/25/43

 1,518,941

 105,986

 NR/NR

 Fannie Mae REMICS, 5.69%, 1/25/32

 109,248

 90,944

 NR/NR

 Fannie Mae REMICS, 6.25%, 6/25/44

 90,992

 5,252,098

 NR/NR

 Fannie Mae-Aces, 4.92%, 7/25/20

 5,376,436

 7,046,524

 NR/NR

 Fannie Mae-Aces, 6.30%, 4/25/19

 7,732,110

 66,769

 NR/NR

 Freddie Mac REMICS, 5.0%, 8/15/35

 68,247

 912,507

 NR/NR

 Freddie Mac REMICS, 5.5%, 2/15/33

 939,375

 446,581

 0.64

 NR/NR

 Freddie Mac REMICS, Floating Rate Note, 12/15/20

 447,561

 9,529,083

 AAA/Aa1

 Government National Mortgage Association, 2.00%, 11/16/52

 841,008

 4,716,756

 AAA/Aa1

 Government National Mortgage Association, 2.351%, 6/16/50

 4,802,601

 3,000,000

 AAA/Aaa

 Government National Mortgage Association, 3.025%, 2/16/30

 3,096,477

 1,000,000

 AAA/Aaa

 Government National Mortgage Association, 4.07%, 11/16/40

 1,055,262

 170,000

 AAA/Aaa

 Government National Mortgage Association, 4.175%, 1/16/38

 180,641

 2,000,000

 AAA/Aa1

 Government National Mortgage Association, 4.82%, 1/16/50

 2,176,672

 657,256

 AAA/Aa1

 Government National Mortgage Association, 5.0%, 7/20/39

 657,577

 250,000

 AAA/Aa1

 Government National Mortgage Association, 5.03%, 4/16/38

 276,305

 1,924,641

 AAA/Aa1

 Government National Mortgage Association, 5.12%, 12/16/46

 2,052,879

 3,000,000

 AAA/Aa1

 Government National Mortgage Association, 5.14%, 12/16/36

 3,291,513

 400,000

 AAA/Aa1

 Government National Mortgage Association, 5.78%, 6/16/32

 433,356

 781,869

 AAA/Aa1

 Government National Mortgage Association, 6.0%, 6/16/32

 885,581

 14,425,149

 0.68

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 649,233

 14,698,136

 1.45

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 2/16/52

 884,607

 12,120,389

 1.42

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 4/16/51

 744,228

 12,980,094

 1.53

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 4/16/51

 839,462

 11,517,405

 1.71

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 6/16/52

 898,669

 1,825,674

 3.25

 NR/NR

 La Hipotecaria SA de CV, Floating Rate Note, 9/8/39 (144A)

 1,890,143

 534,739

 AA+/Aaa

 NCUA Guaranteed Notes, 1.84%, 10/7/20

 541,509

 1,872,039

 NR/NR

 Vendee Mortgage Trust, 4.25%, 2/15/35

 1,997,529

 710,395

 NR/NR

 Vendee Mortgage Trust, 5.25%, 1/15/32

 793,427

 $

 45,271,589

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $45,010,999)

 $

 45,271,589

 CORPORATE BONDS - 11.9%

 Banks - 0.5%

 Thrifts & Mortgage Finance - 0.5%

 1,000,000

 AA+/Aaa

 NCUA Guaranteed Notes, 2.35%, 6/12/17

 $

 1,052,770

 Total Banks

 $

 1,052,770

 Diversified Financials - 11.4%

 Specialized Finance - 11.4%

 800,000

 AA+/Aaa

 Private Export Funding Corp., 1.375%, 2/15/17

 $

 812,354

 2,000,000

 AA+/Aaa

 Private Export Funding Corp., 2.125%, 7/15/16

 2,099,398

 600,000

 AA+/Aaa

 Private Export Funding Corp., 2.25%, 12/15/17

 632,916

 2,300,000

 AA+/Aaa

 Private Export Funding Corp., 2.8%, 5/15/22

 2,373,414

 5,420,000

 AA+/Aaa

 Private Export Funding Corp., 4.3%, 12/15/21

 6,311,286

 5,000,000

 AA+/Aaa

 Private Export Funding Corp., 4.375%, 3/15/19

 5,849,245

 1,000,000

 NR/Aaa

 Private Export Funding Corp., 5.0%, 12/15/16

 1,177,610

 2,155,000

 AA+/Aaa

 Private Export Funding Corp., 5.45%, 9/15/17

 2,619,493

 $

 21,875,716

 Total Diversified Financials

 $

 21,875,716

 TOTAL CORPORATE BONDS

 (Cost $20,952,892)

 $

 22,928,486

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.1%

 5,000,000

 AAA/Aaa

 Fannie Mae Pool, 5.0%, 4/25/40

 $

 5,429,688

 275,857

 AAA/Aaa

 Fannie Mae, 4.0%, 9/1/20

 295,707

 94,324

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/20

 101,642

 6,332,611

 AAA/Aaa

 Fannie Mae, 4.5%, 6/1/19

 7,121,611

 3,563,439

 AAA/Aaa

 Fannie Mae, 4.53%, 6/1/19

 4,015,670

 1,999,160

 AAA/Aaa

 Fannie Mae, 4.64%, 11/1/14

 2,133,542

 1,127,317

 AAA/Aaa

 Fannie Mae, 4.988%, 6/1/15

 1,228,128

 249,051

 AAA/Aaa

 Fannie Mae, 5.0%, 1/1/20

 272,309

 459,351

 AAA/Aaa

 Fannie Mae, 5.0%, 10/1/34

 499,571

 361,538

 AAA/Aaa

 Fannie Mae, 5.0%, 3/1/23

 391,798

 654,398

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/34

 711,696

 326,761

 AAA/Aaa

 Fannie Mae, 5.0%, 8/1/18

 358,092

 456,653

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/25

 503,977

 76,359

 AAA/Aaa

 Fannie Mae, 5.72%, 11/1/28

 85,436

 77,681

 AAA/Aaa

 Fannie Mae, 5.72%, 6/1/29

 86,921

 68,654

 AAA/Aaa

 Fannie Mae, 5.75%, 3/1/33

 76,857

 39,458

 AAA/Aaa

 Fannie Mae, 5.9%, 11/1/27

 44,285

 56,383

 AAA/Aaa

 Fannie Mae, 5.9%, 2/1/28

 63,280

 103,690

 AAA/Aaa

 Fannie Mae, 5.9%, 4/1/28

 116,374

 555,836

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/34

 621,863

 122,506

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/34

 137,058

 259,143

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/37

 287,335

 533,040

 AAA/Aaa

 Fannie Mae, 6.5%, 11/1/47

 593,704

 224,001

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/32

 257,194

 210,608

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/19

 238,321

 31,538

 AAA/Aaa

 Fannie Mae, 7.5%, 4/1/15

 33,592

 19,859

 AAA/Aaa

 Fannie Mae, 7.5%, 6/1/15

 21,225

 35,095

 AAA/Aaa

 Fannie Mae, 8.0%, 7/1/15

 37,728

 99,735

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/13

 101,057

 525,803

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 568,555

 492,622

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 532,676

 69,309

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 1/1/34

 76,113

 238,621

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 267,228

 567,266

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 626,762

 320,177

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 358,360

 45,071

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/16

 47,867

 40,372

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/16

 42,908

 236,716

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 263,319

 95,466

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 105,628

 735,541

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/38

 815,675

 62,510

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/18

 68,988

 27,290

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 31,235

 77,193

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 87,439

 18,340

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 3/1/14

 19,317

 5,744

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 6/1/31

 6,778

 54,934

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 12/15/19

 59,977

 117,257

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/18

 125,514

 153,982

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/20

 168,069

 234,191

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 6/15/19

 255,690

 202,567

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 6/15/19

 221,163

 72,118

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/19

 78,779

 226,465

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/19

 248,675

 755,851

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/40

 839,570

 177,890

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/29

 198,479

 190,102

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/19

 208,687

 203,417

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/33

 228,300

 151,698

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/34

 169,828

 94,693

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/19

 104,513

 44,913

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/31

 50,183

 49,323

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/18

 54,438

 281,674

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 316,130

 119,695

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 134,973

 151,501

 AAA/Aaa

 Government National Mortgage Association I, 5.72%, 4/15/29

 170,080

 29,648

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/24

 33,567

 96,406

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 109,299

 139,800

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 159,108

 13,157

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/28

 14,928

 37,874

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 43,128

 82,461

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 93,746

 144,773

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 164,585

 121,457

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 137,472

 123,687

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 140,731

 340,838

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 386,737

 4,367

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/28

 4,361

 26,375

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/32

 30,109

 24,600

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/32

 28,013

 285,052

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/33

 324,063

 284,157

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/37

 321,004

 415,373

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/23

 471,570

 410,734

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 470,988

 550,017

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 630,704

 198,287

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 227,038

 37,094

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 42,240

 157,588

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 180,707

 314,165

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 360,253

 35,622

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 40,564

 200,629

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/29

 228,086

 217,560

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 247,742

 110,555

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 126,203

 350,588

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 397,473

 178,884

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 203,366

 93,919

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/19

 104,102

 86,769

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/19

 96,176

 132,038

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 149,695

 64,099

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 72,992

 56,845

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 64,447

 417,402

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/34

 478,634

 129,073

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/28

 146,147

 57,724

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 65,732

 75,132

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 85,555

 260,713

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/31

 296,882

 180,136

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/34

 203,888

 107,099

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/34

 121,906

 354,097

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/34

 405,323

 614,272

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/38

 693,923

 409,215

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 469,247

 3,493

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 3,971

 178,918

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 203,404

 75,897

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 86,283

 72,428

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 81,979

 304,169

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/35

 344,846

 75,771

 AAA/Aaa

 Government National Mortgage Association I, 6.25%, 11/15/13

 77,806

 14,718

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/15

 15,364

 62,250

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 72,753

 12,489

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 14,487

 17,489

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 20,287

 70,968

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/24

 81,259

 48,052

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 56,130

 11,967

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 13,979

 2,827

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 3,290

 147,769

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 171,963

 38,232

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/31

 44,492

 48,792

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/28

 56,214

 50,135

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 58,673

 77,032

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 90,029

 69,264

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 80,345

 49,571

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 57,501

 24,447

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 28,450

 42,546

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 49,352

 49,230

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 57,506

 187,116

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 218,980

 135,436

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/32

 158,288

 55,454

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/17

 59,964

 24,655

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/28

 28,800

 93,475

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/28

 108,676

 175,377

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 203,434

 13,946

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 16,320

 47,604

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 55,220

 70,590

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/33

 82,148

 12,362

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 14,440

 63,261

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 73,935

 39,323

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 45,958

 12,904

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 14,969

 107,942

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 125,210

 46,013

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 53,375

 48,421

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/17

 53,916

 22,420

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/28

 26,012

 31,838

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/29

 37,210

 33,658

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/31

 39,169

 19,088

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/31

 22,308

 24,385

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 28,286

 25,836

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 29,969

 66,689

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/31

 77,942

 25,890

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 30,129

 70,146

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 81,368

 23,457

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/28

 27,452

 19,576

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/31

 22,781

 90,650

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 105,946

 105,015

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 123,091

 33,180

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/31

 38,779

 70,305

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/31

 81,816

 46,451

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 54,289

 65,410

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 75,874

 83,079

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 97,096

 248,241

 AAA/Aaa

 Government National Mortgage Association I, 6.75%, 4/15/26

 288,032

 40,448

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 1/15/28

 48,165

 159,294

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 1/15/31

 191,200

 29,903

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 10/15/16

 32,434

 24,601

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/26

 28,523

 84,759

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/29

 101,230

 25,975

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/31

 31,178

 36,626

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 38,109

 46,190

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 55,312

 83,604

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 98,234

 46,457

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 2/15/28

 55,321

 37,636

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/28

 44,817

 79,673

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/32

 95,004

 48,435

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 57,677

 50,785

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/29

 60,654

 37,037

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/31

 44,455

 68,609

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/32

 81,810

 78,804

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/29

 94,118

 12,972

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/31

 15,570

 52,842

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/27

 61,308

 35,906

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/29

 42,884

 78,195

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/25

 90,293

 27,268

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/28

 32,471

 53,500

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/28

 62,692

 30,726

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/29

 36,115

 56,959

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/23

 65,730

 158,672

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/24

 183,797

 61,117

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/31

 73,359

 76,945

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/23

 91,036

 106,506

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/27

 129,121

 19,572

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/29

 23,805

 18,993

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 11/15/30

 19,601

 5,443

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 12/15/25

 5,720

 43,084

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/27

 52,027

 18,507

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/31

 19,643

 18,944

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/23

 22,304

 67,934

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/27

 79,343

 15,955

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/31

 18,521

 34,938

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 4/15/23

 35,766

 2,202

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/24

 2,530

 20,162

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/29

 24,507

 13,697

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/25

 14,186

 1,553

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 1,590

 8,015

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 8,788

 17,733

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/25

 21,184

 7,707

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/25

 7,808

 117,022

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/29

 136,095

 11,475

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/30

 11,994

 95,303

 AAA/Aaa

 Government National Mortgage Association I, 8.25%, 5/15/20

 109,309

 93

 AAA/Aaa

 Government National Mortgage Association I, 8.5%, 2/15/23

 93

 2,902

 AAA/Aaa

 Government National Mortgage Association I, 8.5%, 8/15/21

 2,950

 15,451

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 1/15/20

 16,245

 2,565

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 10/15/16

 2,575

 2,496

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 12/15/19

 2,959

 552

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 4/15/20

 555

 2,985

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 6/15/22

 3,176

 606

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 9/15/21

 727

 96,377

 AAA/Aaa

 Government National Mortgage Association II, 5.0%, 1/20/20

 105,754

 315,730

 AAA/Aaa

 Government National Mortgage Association II, 5.0%, 12/20/18

 346,596

 196,108

 AAA/Aaa

 Government National Mortgage Association II, 5.0%, 2/20/19

 215,280

 729,318

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 10/20/37

 814,087

 75,035

 AAA/Aaa

 Government National Mortgage Association II, 5.72%, 5/20/29

 84,483

 74,744

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 4/20/33

 83,899

 75,070

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 4/20/33

 84,312

 288,189

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 6/20/33

 323,486

 33,746

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 1/20/28

 37,974

 55,670

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 11/20/27

 62,646

 81,083

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 11/20/27

 90,076

 56,779

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 5/20/28

 63,485

 155,943

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 7/20/28

 172,022

 231,501

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 1/20/33

 262,147

 60,589

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/31

 68,610

 289,518

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/33

 327,845

 181,812

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 12/20/18

 198,552

 171,573

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 6/20/34

 194,287

 49,798

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 7/20/17

 54,282

 103,265

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 7/20/19

 113,161

 99,189

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 1/20/33

 112,319

 56,135

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 11/20/32

 63,566

 55,859

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 7/20/32

 63,253

 65,869

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 1/20/24

 75,687

 92,977

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 10/20/32

 107,067

 121,344

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 3/20/34

 139,582

 34,331

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 4/20/31

 39,598

 25,301

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 6/20/31

 29,182

 114,236

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 8/20/28

 131,405

 27,194

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 1/20/31

 32,626

 21,710

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 11/20/31

 26,047

 14,862

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 2/20/29

 17,742

 11,872

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 3/20/31

 14,243

 24,326

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 5/20/26

 28,572

 47,774

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 6/20/28

 56,864

 53,079

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 7/20/31

 63,681

 48,190

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 8/20/27

 56,986

 13,599

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 12/20/30

 16,606

 22,600

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 5/20/30

 27,572

 8,422

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 6/20/30

 10,277

 22,156

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 7/20/30

 27,006

 24,420

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 8/20/30

 29,807

 19,259

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 3/20/30

 24,624

 48,222

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 4/20/30

 60,555

 88

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 5/20/25

 105

 24,546

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 5/20/30

 30,826

 27,950

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 6/20/30

 34,492

 11,382

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 11/20/24

 12,624

 6,728

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 3/20/22

 7,054

 1,246

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 4/20/22

 1,270

 3,680

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 9/20/21

 4,414

 2,825,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 3,472,544

 1,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 2/15/36

 1,270,625

 1,900,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 5/15/38

 2,424,282

 5,200,000

 AA+/Aaa

 U.S. Treasury Notes, 0.25%, 9/15/14

 5,191,878

 1,200,000

 AA+/Aaa

 U.S. Treasury Notes, 1.0%, 8/31/16

 1,216,874

 1,700,000

 AA+/Aaa

 U.S. Treasury Notes, 1.5%, 7/31/16

 1,759,500

 1,475,000

 AA+/Aaa

 U.S. Treasury Notes, 1.75%, 5/31/16

 1,542,297

 4,200,000

 AA+/Aaa

 U.S. Treasury Notes, 1.875%, 8/31/17

 4,409,017

 725,000

 AA+/Aaa

 U.S. Treasury Notes, 2.125%, 8/15/21

 743,578

 2,200,000

 AA+/Aaa

 U.S. Treasury Notes, 2.625%, 11/15/20

 2,370,500

 4,000,000

 AA+/Aaa

 U.S. Treasury Notes, 3.125%, 5/15/21

 4,459,064

 4,300,000

 AA+/Aaa

 U.S. Treasury Notes, 4.0%, 8/15/18

 5,060,227

 $

 88,517,176

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $83,053,541)

 $

 88,517,176

 SOVEREIGN ISSUES - 7.0%

 1,000,000

 NR/NR

 Financing Corp., 4/6/18

 $

 908,095

 1,000,000

 NR/NR

 Financing Corp., 5/11/18

 905,340

 1,312,788

 AA-/Aaa

 New Valley Generation I, 7.299%, 3/15/19

 1,585,192

 1,456,321

 AA-/Aaa

 New Valley Generation III, 4.929%, 1/15/21

 1,669,366

 506,743

 NR/NR

 Small Business Administration Participation Certificates, 6.14%, 1/1/22

 563,730

 4,600,000

 AA+/Aaa

 Tennessee Valley Authority, 5.5%, 6/15/38

 5,879,651

 1,500,000

 AA+/NR

 Tennessee Valley Authority, 6.25%, 12/15/17

 1,902,663

 $

 13,414,037

 TOTAL SOVEREIGN ISSUES

 (Cost  $11,839,625)

 $

 13,414,037

 FOREIGN GOVERNMENT BONDS - 4.0%

 4,000,000

 AA+/Aaa

 Israel Government AID Bond, 5.5%, 4/26/24

 $

 5,132,792

 2,000,000

 AA+/Aaa

 Israel Government AID Bond, 5.5%, 9/18/23

 2,564,492

 $

 7,697,284

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $7,139,740)

 $

 7,697,284

 MUNICIPAL BONDS - 1.8%

 Higher Municipal Education - 1.5%

 100,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 $

 110,413

 400,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 417,728

 1,000,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 1,202,050

 200,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 227,238

 270,000

 AA/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 300,780

 350,000

 AA+/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 386,284

 210,000

 AA/Aa1

 Pennsylvania State University, 5.0%, 3/1/40

 231,265

 $

 2,875,758

 Municipal Water - 0.1%

 180,000

 AAA/Aaa

 City of Charlotte North Carolina Water & Sewer System Revenue, 5.0%, 7/1/38

 $

 202,433

 Municipal Obligation - 0.2%

 250,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 $

 277,948

 TOTAL MUNICIPAL BONDS

 (Cost $3,045,068)

 $

 3,356,139

 TEMPORARY CASH INVESTMENTS - 2.5%

 Repurchase Agreements - 2.5%

 4,865,000

 NR/Aaa

 JPMorgan, Inc., 0.20%, dated 4/30/12, repurchase price of $4,865,000 plus accrued interest on 5/1/12 collateralized by $4,962,303 Federal

 National Mortgage Association (ARM), 2.191-5.904%, 11/1/35-8/1/45

 $

 4,865,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $4,865,000)

 $

 4,865,000

 TOTAL INVESTMENT IN SECURITIES - 101.8%

 $

 195,645,993

 (Cost $184,761,514) (a)

 OTHER ASSETS & LIABILITIES - (1.8)%

 $

 (3,491,127)

 TOTAL NET ASSETS - 100.0%

 $

 192,154,866

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At April 30, 2012, the value of these securities amounted to $3,832,143 or 2.0% of total net assets.

 (a)

 At April 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $185,562,981 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 11,432,428

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,349,416)

 Net unrealized gain

 $

 10,083,012

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
9,596,282

$
-

$
9,596,282

 Collateralized Mortgage Obligations

-

45,271,589

-

45,271,589

 Corporate Bonds

-

22,928,486

-

22,928,486

 U.S. Government Agency Obligations

-

88,517,176

-

88,517,176

 Foreign Government Bonds

-

7,697,284

-

7,697,284

 Sovereign Issues

-

13,414,037

-

13,414,037

 Municipal Bonds

-

3,356,139

-

3,356,139

 Repurchase Agreements

-

4,865,000

-

4,865,000

 Total

$
-

$
195,645,993

$
-

$
195,645,993

 Other Financial Instruments*

$
(62,757
)

$
-

$
-

$
(62,757
)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 29, 2012

* Print the name and title of each signing officer under his or her signature.